Financial Instruments - Fair Value of Finacial Assets Measured trough PL or OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets (liability), net at fair value	$ (574.5)	$ 3,725.4
Adjustments for decrease (increase) in financial assets measured at fair value through profit or loss	(11.0)	(76.7)	$ (494.0)
Financial liabilities – FVTOCI: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(27.5)	(0.2)
Financial liabilities – FVTPL: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(724.2)	(402.0)
Financial liabilities – FVTPL: | Trade payables
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(7.4)	(5.6)
Financial liabilities – FVTPL: | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(65.1)	(105.2)
Financial liabilities – FVTPL: | Short securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(1,704.6)	(1,924.8)
Financial liabilities – FVTPL: | Debt securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(2,674.6)	(1,857.9)
Financial liabilities – FVTPL: | Stock lending
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(3,480.9)
Financial liabilities – FVTPL: | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(2,305.8)
Level 1
Disclosure of financial assets [line items]
Financial assets (liability), net at fair value	1,217.1	2,085.8
Level 1 | Financial liabilities – FVTOCI: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 1 | Financial liabilities – FVTPL: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	(2.2)
Level 1 | Financial liabilities – FVTPL: | Trade payables
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(7.4)	(5.6)
Level 1 | Financial liabilities – FVTPL: | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(65.1)	(105.2)
Level 1 | Financial liabilities – FVTPL: | Short securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(1,644.8)	(1,924.8)
Level 1 | Financial liabilities – FVTPL: | Debt securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 1 | Financial liabilities – FVTPL: | Stock lending
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(3,480.9)
Level 1 | Financial liabilities – FVTPL: | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0
Level 2
Disclosure of financial assets [line items]
Financial assets (liability), net at fair value	(1,791.6)	1,644.8
Level 2 | Financial liabilities – FVTOCI: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(27.5)	(0.2)
Level 2 | Financial liabilities – FVTPL: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(724.1)	(396.8)
Level 2 | Financial liabilities – FVTPL: | Trade payables
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 2 | Financial liabilities – FVTPL: | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0
Level 2 | Financial liabilities – FVTPL: | Short securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(59.8)	0.0
Level 2 | Financial liabilities – FVTPL: | Debt securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(2,668.9)	(1,854.9)
Level 2 | Financial liabilities – FVTPL: | Stock lending
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0
Level 2 | Financial liabilities – FVTPL: | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(2,305.8)
Level 3
Disclosure of financial assets [line items]
Financial assets (liability), net at fair value	0.0	(5.2)
Level 3 | Financial liabilities – FVTOCI: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 3 | Financial liabilities – FVTPL: | Derivative instruments
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(0.1)	(3.0)
Level 3 | Financial liabilities – FVTPL: | Trade payables
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 3 | Financial liabilities – FVTPL: | Amounts payable to clients
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 3 | Financial liabilities – FVTPL: | Short securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0	0.0
Level 3 | Financial liabilities – FVTPL: | Debt securities
Disclosure of financial assets [line items]
Financial liabilities, at fair value	(5.7)	(3.0)
Level 3 | Financial liabilities – FVTPL: | Stock lending
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0
Level 3 | Financial liabilities – FVTPL: | Repurchase agreements
Disclosure of financial assets [line items]
Financial liabilities, at fair value	0.0
Equity instruments | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	4,678.0	1,521.3
Equity instruments | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	4,464.3	1,521.3
Equity instruments | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	213.7	0.0
Equity instruments | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Treasury instruments | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	29.7
Treasury instruments | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	29.7
Treasury instruments | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0
Treasury instruments | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0
Fixed income securities | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	87.7	76.7
Fixed income securities | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	75.1	76.7
Fixed income securities | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	12.6	0.0
Fixed income securities | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Derivative instruments | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	1,162.0	652.5
Derivative instruments | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	1.1
Derivative instruments | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	1,161.3	650.6
Derivative instruments | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.7	0.8
Derivative instruments | FVTOCI
Disclosure of financial assets [line items]
Financial assets, at fair value	1.5	3.1
Derivative instruments | FVTOCI | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Derivative instruments | FVTOCI | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	1.5	3.1
Derivative instruments | FVTOCI | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Amounts receivable from clients | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	51.9	12.0
Amounts receivable from clients | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	51.9	12.0
Amounts receivable from clients | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Amounts receivable from clients | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Trade debtors | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	108.7	38.1
Trade debtors | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	5.6
Trade debtors | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	108.7	32.5
Trade debtors | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Reverse repurchase agreements | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	2,490.4	3,199.8
Adjustments for decrease (increase) in financial assets measured at fair value through profit or loss		0.1
Reverse repurchase agreements | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Reverse repurchase agreements | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	2,490.4	3,199.8
Reverse repurchase agreements | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Stock borrowing | FVTPL
Disclosure of financial assets [line items]
Financial assets, at fair value	1,781.7	2,501.4
Adjustments for decrease (increase) in financial assets measured at fair value through profit or loss		0.5
Stock borrowing | FVTPL | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	1,781.7	2,501.4
Stock borrowing | FVTPL | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Stock borrowing | FVTPL | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	0.0	0.0
Investments | FVTOCI
Disclosure of financial assets [line items]
Financial assets, at fair value	24.0	16.2
Investments | FVTOCI | Level 1
Disclosure of financial assets [line items]
Financial assets, at fair value	12.6	5.5
Investments | FVTOCI | Level 2
Disclosure of financial assets [line items]
Financial assets, at fair value	6.3	10.7
Investments | FVTOCI | Level 3
Disclosure of financial assets [line items]
Financial assets, at fair value	$ 5.1	$ 0.0